Revenues	6 Months Ended
Jun. 30, 2022
Revenues

14.  Revenues

The following table presents disaggregated revenue, with sales of goods recognized at a point-in-time and provision of services recognized over time:

	Six Months Ended June 30, 2022
	Oncology/
	Immunology	Other Ventures	Total

	(in US$’000)
Goods—Marketed Products	27,592	—	27,592
Goods—Distribution and Other Products	—	110,978	110,978
Services—Commercialization—Marketed Products	21,594	—	21,594
—Collaboration Research and Development	12,335	—	12,335
—Research and Development	263	—	263
Royalties	14,331	—	14,331
Licensing	14,954	—	14,954
	91,069	110,978	202,047

Third parties	90,806	109,340	200,146
Related parties (Note 17(i))	263	1,638	1,901
	91,069	110,978	202,047

	Six Months Ended June 30, 2021
	Oncology/
	Immunology	Other Ventures	Total

	(in US$’000)
Goods—Marketed Products	16,948	—	16,948
Goods—Distribution and Other Products	—	114,511	114,511
Services—Commercialization—Marketed Products	15,030	—	15,030
—Collaboration Research and Development	4,795	—	4,795
—Research and Development	261	—	261
Royalties	5,817	—	5,817
	42,851	114,511	157,362

Third parties	42,590	112,200	154,790
Related parties (Note 17(i))	261	2,311	2,572
	42,851	114,511	157,362